Gains on Investment Securities and Dividends	12 Months Ended
Mar. 31, 2026
Other Income and Expenses [Abstract]
Gains on Investment Securities and Dividends
22. Gains on Investment Securities and Dividends
Gains on investment securities and dividends in fiscal 2024, 2025 and 2026 consist of the following:

	Millions of yen
	2024	2025	2026
Net gains on investment securities *	¥30,731	¥11,825	¥127,024
Dividends income	2,292	2,499	1,924

	¥33,023	¥14,324	¥128,948

*	Unrealized changes in fair value of investments in equity securities have been included in “Net gains on investment securities.”